Energy Infrastructure Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Reconciliation of Changes In Carrying Amount of Energy Infrastructure Assets

A reconciliation of the changes in the carrying amount of EI assets was as follows:

December 31,	2025	2024
Cost
Balance, January 1	$1,059	$1,142
Additions	96	59
Reclassification	(2)	-
Disposals[1]	(31)	(119)
Currency translation effects	10	(23)
Total cost	$1,132	$1,059
Accumulated depreciation
Balance, January 1	$(346)	$(278)
Depreciation charge	(108)	(111)
Impairment	(3)	(1)
Disposals[1]	20	27
Currency translation effects	(9)	17
Total accumulated depreciation	$(446)	$(346)
Net book value	$686	$713

[1] During 2025, disposals include the conversion of an EI asset, previously accounted for as an operating lease, to a finance lease as a result of a contract modification (2024: disposals include the conversion of BOOM assets to a finance lease).

Summary of Maturity Analysis of Finance Lease Receivable

A summary of the gross and present value of future lease payments to be received under the Company's finance leases is shown below:

	Minimum lease payments and unguaranteed residual value		Present value of minimum lease payments and unguaranteed residual value
December 31,	2025	2024	2025	2024
Less than one year	$60	$49	$58	$49
Between one and five years	201	188	164	145
Greater than five years	29	49	16	44
	$290	$286	$238	$238
Less: Unearned interest revenue	(57)	(53)	-	-
Add: Unguaranteed residual value	5	5	-	-
Closing balance	$238	$238	$238	$238

December 31,	2025	2024
Opening balance	$238	$204
Additions[1]	38	87
Interest revenue	19	22
Payments (principal and interest)	(57)	(73)
Other	-	(2)
Closing balance	$238	$238

[1]During 2025, additions include the conversion of an EI asset, previously accounted for as an operating lease, to a finance lease as a result of a contract modification (2024: additions include the conversion of BOOM assets to a finance lease).